Borrowings - Additional Information (Details) $ in Millions, $ in Millions									12 Months Ended
	Dec. 17, 2021 USD ($)	Dec. 15, 2021 USD ($)	Oct. 29, 2021 USD ($)	Jun. 15, 2021 USD ($)	Mar. 29, 2021 CAD ($)	Mar. 29, 2021 USD ($)	Mar. 15, 2021 USD ($)	Mar. 03, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Jun. 29, 2021 USD ($)	Mar. 03, 2021 CAD ($)	Mar. 03, 2021 USD ($)	Feb. 26, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Borrowings
Borrowings											$ 7,232.6		$ 7,753.0						$ 8,814.0
Equity attributable to owners of parent													16,385.1						13,856.6
Interest expense									$ 513.9	$ 475.9
Interest expense on borrowings									356.8
Interest expense on lease liabilities									57.9	62.8
Unsecured revolving credit facility
Borrowings
Repayments of non-current borrowings									$ 700.0
Borrowings													0.0						700.0
Ratio of consolidated debt to consolidated capitalization									0.245
Required minimum of shareholders' equity balance													9,500.0
Unsecured revolving credit facility | Top of range
Borrowings
Ratio of consolidated debt to consolidated capitalization									0.35
3.95% Unsecured Senior Notes Due March 3, 2031
Borrowings
Notional amount															$ 850.0	$ 671.6
Interest rate															3.95%	3.95%
Net proceeds from borrowings								$ 666.2
Borrowing costs incurred								5.4
3.375% due March 3, 2031
Borrowings
Notional amount																$ 600.0
Interest rate															3.375%	3.375%
Net proceeds from borrowings								583.8
Borrowing costs incurred								$ 15.4
5.84% due October 14, 2022 (Cdn$450.0)
Borrowings
Interest rate					5.84%	5.84%
Repayments of non-current borrowings					$ 446.0	$ 353.5
4.50% due March 22, 2023 (Cdn$400.0)
Borrowings
Interest rate					4.50%	4.50%
Repayments of non-current borrowings					$ 400.0	$ 317.1
Loss on redemption as interest expense						$ 45.7
4.142% due February 7, 2024
Borrowings
Interest rate			4.142%
Repayments of non-current borrowings			$ 85.0
Holding company and insurance and reinsurance companies
Borrowings
Repayments of non-current borrowings									$ 932.9	0.3
Borrowings													6,129.3						6,614.0
Interest expense on borrowings									356.8	286.3	0.0
Loss on redemption as interest expense									45.7
Holding company
Borrowings
Notional amount													5,385.2
Borrowings											4,117.3		5,338.6						5,580.6
Holding company | Unsecured revolving credit facility
Borrowings
Notional amount														$ 2,000.0
Holding company | Revolving Credit Facility
Borrowings
Notional amount																			700.0
Borrowings																			$ 700.0
Holding company | 3.95% Unsecured Senior Notes Due March 3, 2031
Borrowings
Notional amount												$ 850.0	$ 672.9					$ 850.0
Interest rate												3.95%	3.95%					3.95%	3.95%
Borrowings													$ 668.0
Holding company | 3.375% due March 3, 2031
Borrowings
Notional amount													$ 600.0
Interest rate												3.375%	3.375%					3.375%	3.375%
Borrowings													$ 585.1
Holding company | 5.84% due October 14, 2022 (Cdn$450.0)
Borrowings
Notional amount												$ 446.0						$ 446.0	$ 350.1
Interest rate												5.84%	5.84%					5.84%	5.84%
Borrowings																			$ 351.1
Holding company | 4.50% due March 22, 2023 (Cdn$400.0)
Borrowings
Notional amount												$ 400.0						$ 400.0	$ 314.0
Interest rate												4.50%	4.50%					4.50%	4.50%
Borrowings																			$ 312.9
Holding company | 4.142% due February 7, 2024
Borrowings
Notional amount																			$ 85.0
Interest rate												4.142%	4.142%					4.142%	4.142%
Borrowings																			$ 85.0
Insurance and reinsurance companies.
Borrowings
Borrowings											1,039.6		$ 790.7						1,033.4
Interest expense									373.6	305.3
Insurance and reinsurance companies. | Fairfax India 5.00% Unsecured Senior Notes Due 2028
Borrowings
Notional amount																	$ 58.4
Insurance and reinsurance companies. | Crum & Forster First Mercury Trust Preferred Securities
Borrowings
Repayments of non-current borrowings		$ 41.4
Insurance and reinsurance companies. | OdysseyRe floating rate unsecured senior notes due 2021
Borrowings
Notional amount																			90.0
Repayments of non-current borrowings				$ 40.0			$ 50.0
Borrowings																			90.0
Insurance and reinsurance companies. | Subsequent Events | Fairfax India 5.00% Unsecured Senior Notes Due 2028
Borrowings
Notional amount																	$ 58.4
Interest rate																	5.00%
Non-insurance companies.
Borrowings
Repayments of non-current borrowings									593.9	82.5
Borrowings											$ 2,075.7		1,623.7						2,200.0
Borrowing costs incurred									99.2	126.8
Interest expense									$ 140.3	$ 170.6
Non-insurance companies. | Fairfax India 5.00% Unsecured Senior Notes Due 2028
Borrowings
Notional amount													$ 441.6				$ 500.0		$ 550.0
Interest rate												5.00%	5.00%				5.00%	5.00%	5.00%
Borrowings													$ 438.4						$ 547.2
Non-insurance companies. | Fairfax India Unsecured Rate Revolving Credit Facility with Syndicate of Lenders
Borrowings
Notional amount	$ 175.0
Maturity term	3 years